Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net unrealized loss on hedging derivatives, tax effect	$ 0	$ (1,100)	$ (4,700)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, tax effect	0	25,000	21,800
Foreign currency translation gain (loss), tax effect	(600)	0	100
Adjustment to early retiree medical plan, tax effect	$ 2,547	$ (1,528)	$ 952